UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Ready Assets
Prime Money Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2010

Date of reporting period: 04/30/2010

Item 1 – Report to Stockholders

Ready Assets Prime

Money Fund

ANNUAL REPORT | APRIL 30, 2010

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the period ended with high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe, concerns over the strength of the economic recovery and uncertainty surrounding the future of interest rate policies. Additionally, as the period drew to a close, the increasing likelihood of more stringent financial market regulations added to the overall sense of investment uncertainty. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and uncertainty surrounding financial regulations. On balance, however, improving corporate revenues and profits and a positive macro backdrop helped push stock prices higher over the last twelve and six months. From a geographic perspective, US equities have outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down.

Within fixed income markets, yields have been moving unevenly as improving economic conditions have been acting to push Treasury yields higher
(and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close,
Treasury yields were falling as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. Over the course of the last twelve and six months, however, Treasuries underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds slightly outperformed taxable sectors over both the six- and twelve-month periods thanks to continued high demand levels, but have continued to face the headwinds of ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an
“extended period.”

Against this backdrop, the major market averages posted the following returns:
Total Returns as of April 30, 2010	6-month	12-month
US equities (S&P 500 Index)	15.66%	38.84%
Small cap US equities (Russell 2000 Index)	28.17	48.95
International equities (MSCI Europe, Australasia, Far East Index)	2.48	34.43
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.15
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.54)	(1.32)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	2.54	8.30
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.68	8.85
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	11.60	42.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder®
magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Information as of April 30, 2010
Current 7-Day Yields			Portfolio Composition
	7-Day	7-Day		Percent of
	SEC Yield	Yield		Net Assets
Ready Assets Prime Money Fund	0.00%	0.00%	Certificates of Deposit	32%
			Commercial Paper	26
The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact			U.S. Government Sponsored Agency Obligations	17
that the 7-Day SEC Yield exludes distributed capital gains.			U.S. Treasury Obligations	14
Past performance is not indicative of future results.			Municipal Bonds	5
			Repurchase Agreements	3
			Corporate Notes	3
			Total	100%

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of
$1,000 invested on November 1, 2009 and held through April 30, 2010)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2009	April 30, 2010	During the Period[1]	November 1, 2009	April 30, 2010	During the Period[1]
Ready Assets Prime Money Fund	$1,000	$1,000.10	$1.44	$1,000	$1,023.36	$1.45

1 Expenses are equal to the Fund’s annualized expense ratio of 0.29%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

4 READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Schedule of Investments April 30, 2010

(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value
Domestic — 0.5%
State Street Bank & Trust Co., 0.25%, 6/28/10	$ 20,000	$20,000,000
Euro — 2.1%
Credit Industriel et Commercial, London:
0.39%, 6/02/10	40,000	40,000,167
0.41%, 6/23/10	43,000	43,000,304
		83,000,471
Yankee — 29.6% (a)
Abbey National Treasury Services Plc, CT (b):
0.56%, 7/20/10	35,515	35,515,000
0.28%, 11/17/10	35,000	35,000,000
BNP Paribas SA, NY:
0.24%, 5/10/10	45,000	45,000,000
0.35%, 10/15/10 (b)	35,000	35,000,000
Banco Bilbao Vizcaya Argentaria SA, NY (b):
0.27%, 7/12/10	25,000	25,000,242
0.34%, 12/13/10	15,200	15,200,000
Bank of Nova Scotia, Houston, 0.31%, 5/04/10	40,500	40,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.20%, 5/04/10	93,000	93,000,000
0.31%, 6/15/10	35,000	35,000,000
0.32%, 7/01/10	60,000	60,000,000
Barclays Bank Plc, NY:
0.32%, 6/30/10	24,000	24,000,000
0.33%, 8/18/10 (b)	31,325	31,325,000
Credit Agricole CIB, NY, 0.35%, 10/12/10 (b)	35,000	35,000,000
Dexia Credit Local SA, NY, Guaranteed,
1.05%, 5/17/10 (c)	58,500	58,500,000
Rabobank Nederland NV, NY (b):
0.25%, 1/10/11	22,000	22,000,000
0.25%, 1/13/11	35,500	35,500,000
Royal Bank of Scotland Plc, CT:
0.54%, 5/18/10	45,000	45,000,000
0.36%, 7/21/10	50,000	50,000,000
Royal Bank of Scotland Plc, NY, 0.38%, 7/07/10	47,000	47,000,000
Societe Generale, NY:
0.29%, 6/07/10 (b)	22,000	22,000,000
0.30%, 7/09/10	25,000	25,000,000
0.28%, 7/12/10 (b)	26,000	26,000,000
0.29%, 7/23/10 (b)	22,000	22,000,000
Sumitomo Mitsui Banking Corp., NY, 0.27%, 6/07/10	48,000	48,000,000
Svenska Handelsbanken AB, NY, 0.43%, 10/25/10	24,000	24,000,582
Toronto-Dominion Bank, NY (b):
0.25%, 11/05/10	35,000	35,000,000
0.25%, 2/04/11	13,000	13,000,000
UBS AG, Stamford, 0.21%, 5/07/10	35,000	35,000,000
UniCredit Spa, NY:
0.30%, 5/21/10	43,000	43,000,000
0.30%, 6/18/10	48,000	48,000,000

	Par
Certificates of Deposit	(000)	Value
Yankee (a) (concluded)
Westpac Banking Corp., NY (b):
0.31%, 10/19/10	$ 25,000	$ 25,000,000
0.32%, 10/21/10	29,040	29,040,000
		1,162,580,824
Total Certificates of Deposit — 32.2%		1,265,581,295
Commercial Paper (d)
Antalis U.S. Funding Corp.:
0.25% — 0.27%, 5/17/10	33,000	32,996,729
0.27%, 5/25/10	7,000	6,998,845
Argento Variable Funding Co., LLC, 0.28%, 6/01/10	35,000	34,992,106
BNZ International Funding Ltd., 0.33%, 2/04/11 (b)	33,500	33,502,570
BPCE SA, 0.27%, 6/09/10	39,000	38,989,177
CAFCO LLC, 0.20%, 5/04/10	48,000	47,999,733
Cancara Asset Securitization LLC, 0.22%, 5/25/10	10,000	9,998,656
Clipper Receivables Co., LLC:
0.22%, 6/01/10	15,000	14,997,342
0.25%, 6/10/10	32,000	31,991,556
Danske Corp., Guaranteed, 0.24%, 5/25/10	30,000	29,995,600
Dexia Delaware LLC, 0.30%, 5/17/10	50,000	49,994,167
Erasmus Capital Corp., 0.27%, 5/07/10	25,000	24,999,250
Fortis Funding LLC, 0.30%, 7/08/10	25,000	24,986,250
Galleon Capital LLC, 0.23%, 5/03/10	52,000	52,000,000
Govco LLC, 0.25%, 6/17/10	25,000	24,992,188
Grampian Funding LLC:
0.26%, 5/18/10	30,000	29,996,750
0.27%, 5/27/10	9,000	8,998,380
Intesa Funding LLC, 0.22%, 5/03/10	87,000	87,000,000
JPMorgan Chase & Co.:
0.25%, 7/14/10	37,000	36,981,500
0.28%, 9/01/10	38,755	38,718,527
Manhattan Asset Funding Co., LLC, 0.25%, 5/26/10	15,000	14,997,604
Scaldis Capital LLC, 0.28%, 6/21/10	16,000	15,993,902
Sheffield Receivables Corp., 0.22%, 5/21/10	23,000	22,997,470
Societe Generale North America Inc., 0.25%, 5/20/10	66,000	65,992,208
Solitaire Funding LLC:
0.24%, 5/03/10	29,000	29,000,000
0.24%, 5/04/10	39,000	38,999,740
0.25%, 5/10/10	13,500	13,499,344
0.31%, 7/20/10	15,000	14,989,925
0.33%, 7/26/10	35,000	34,973,050
Starbird Funding Corp., 0.26%, 6/17/10	45,000	44,985,375
Tulip Funding Corp., 0.24%, 5/07/10	32,000	31,999,147
Westpac Trust Securities NZ Ltd., 0.37%, 11/05/10 (b)	39,550	39,550,000
Total Commercial Paper - 26.1%		1,029,107,091

Portfolio Abbreviations
To simplify the listing of portfolio holdings in the Schedule of Investments, the		FNMA	Federal National Mortgage Association
names and descriptions of many of the securities have been abbreviated according		HFA	Housing Finance Agency
to the following list:		HRB	Housing Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	LOC	Letter of Credit
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
COP	Certificates of Participation	SBPA	Stand-by Purchase Agreement
		VRDN	Variable Rate Demand Notes
See Notes to Financial Statements.

READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

	Par
Corporate Notes (b)	(000)	Value
Commonwealth Bank of Australia,
0.32%, 11/22/10 (e)	$ 25,500	$ 25,500,000
KBC Bank NV, NY, 1.31%, 6/01/10 (c)	27,600	27,600,000
Rabobank Nederland NV, 0.79%, 7/07/10 (c)(e)	52,100	52,100,000
Total Corporate Notes — 2.7%		105,200,000
Municipal Bonds (c)
California HFA, RB, VRDN, AMT, Home Mortgage
Mandatory Put (Fannie Mae LOC, Freddie Mac LOC):
Series F, 0.27%, 5/07/10	23,000	23,000,000
Series U, 0.27%, 5/07/10	20,000	20,000,000
California Health Facilities Financing Authority,
RB, VRDN, Scripps Health, Series B, 0.23%
Mandatory Put (JPMorgan Chase Bank LOC), 5/07/10	14,000	14,000,000
California Pollution Control Financing Authority,
Refunding RB, VRDN, Pacific Gas & Electric Co.,
Series E, Mandatory Put (Bank One NA LOC),
0.22%, 5/07/10	8,300	8,300,000
Indiana Finance Authority, Refunding RB, VRDN,
Sisters of St. Francis, Series B, Mandatory Put
(JPMorgan Chase Bank LOC), 0.30%, 5/07/10	6,000	6,000,000
Los Angeles Community Redevelopment Agency,
California, RB, VRDN, Hollywood & Vine Apartments,
Series A, AMT (Fannie Mae Liquidity Facility),
0.29%, 5/07/10	13,000	13,000,000
Metropolitan Transportation Authority, Refunding RB,
VRDN, Series B Mandatory Put (Dexia Credit
Local SPBA), 0.36%, 5/07/10	20,000	20,000,000
New Jersey Transportation Trust Fund Authority, RB,
VRDN, Transportation System, Series C, Mandatory
Put (JPMorgan Chase Bank LOC), 0.28%, 5/07/10	8,000	8,000,000
New York City Industrial Development Agency, RB,
VRDN, USA Waste Services, New York City Project,
AMT, Mandatory Put (JPMorgan Chase Bank LOC),
0.30%, 5/07/10	9,600	9,600,000
New York State HFA, HRB, VRDN, Series A, AMT
(Fannie Mae Liquidity Facility), 0.25%, 5/07/10	22,900	22,900,000
New York State HFA, RB, VRDN, AMT, Series A
(Fannie Mae Liquidity Facility):
125 West 31st Street Housing, 0.25%, 5/07/10	13,000	13,000,000
East 39th Street Housing, 0.25%, 5/07/10	16,000	16,000,000
New York State HFA, Refunding RB, VRDN, Series L,
0.29%, Mandatory Put (Bank of America NA LOC),
5/07/10	10,500	10,500,000
New York State HFA, RB, VRDN, 316 11th Avenue
Housing, Series A, AMT (Fannie Mae Liquidity Facility),
0.25%, 5/07/10	21,500	21,500,000
Palm Beach County School District, COP, VRDN,
Series B Mandatory Put (Dexia Credit Local SPBA)
0.30%, 5/07/10	5,000	5,000,000
Total Municipal Bonds — 5.3%		210,800,000
U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes (d):
0.25%, 9/01/10	17,000	16,986,001
0.30%, 9/22/10	29,000	28,965,683
Fannie Mae Variable Rate Notes, 0.20%, 8/05/10 (b)	27,370	27,367,432

U.S. Government	Par
Sponsored Agency Obligations	(000)	Value
Federal Home Loan Bank Variable Rate Notes (b):
0.15%, 7/09/10	$ 53,710	$ 53,708,021
0.25%, 10/08/10	33,000	32,995,700
0.23%, 10/06/11	50,000	49,970,993
Freddie Mac Discount Notes (d):
0.51%, 7/06/10	46,000	45,958,293
0.20%, 7/23/10	30,500	30,486,275
0.23%, 8/10/10	13,500	13,491,461
0.27%, 9/07/10	25,000	24,976,188
Freddie Mac Variable Rate Notes (b):
0.20%, 7/14/10	32,000	31,997,796
0.23%, 8/24/10	23,400	23,400,312
0.23%, 9/03/10	51,575	51,571,517
0.32%, 2/14/11	116,130	116,115,622
0.35%, 4/01/11	30,000	30,027,642
0.13%, 5/05/11	70,000	69,978,756
Total U.S. Government Sponsored
Agency Obligations — 16.5%		647,997,692
U.S. Treasury Obligations (d)
U.S. Treasury Bills:
0.23%, 6/10/10	32,000	31,992,231
0.25%, 6/17/10	36,000	35,988,750
0.31% — 0.39%, 7/15/10	186,800	186,668,310
0.47%, 7/29/10	10,500	10,488,074
0.18%, 8/19/10	30,000	29,983,665
0.23% — 0.32%, 8/26/10	47,700	47,659,189
0.19%, 9/02/10	45,000	44,971,788
0.24%, 9/30/10	40,580	40,539,420
0.22%, 10/21/10	69,000	68,927,075
0.24%, 10/28/10	61,000	60,928,820
Total U.S. Treasury Obligations — 14.2%		558,147,322
Repurchase Agreements
Deutsche Bank Securities, Inc., 0.20%, 5/03/10
(Purchased on 4/30/10 to be repurchased at
$125,445,091, collateralized by Federal Home
Loan Bank and Freddie Mac, 2.35% — 4.13%,
due 12/21/12 — 10/07/13, par and fair value
of $119,661,000, $125,443,195, respectively)	125,443	125,443,000
Total Repurchase Agreements — 3.2%		125,443,000
Total Investments (Cost — $3,942,276,400*) — 100.2%		3,942,276,400
Liabilities in Excess of Other Assets — (0.2)%		(7,871,829)
Net Assets — 100.0%		$3,934,404,571

* Cost for federal income tax purposes.
(a) Issuer is a US branch of foreign domiciled bank.
(b) Variable rate security. Rate shown is as of report date.
(c) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d) Rates shown are the discount rates or range of discount rates paid at the time of purchase.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1993, as amended. These securities may be resold in transactions exempt from registra-
tion to qualified institutional investors.

See Notes to Financial Statements.

6 READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Schedule of Investments (concluded)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for iden tical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Short-Term
Securities[1]	—	$3,942,276,400	—	$3,942,276,400
Total	—	$3,942,276,400	—	$3,942,276,400
[1] See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Statement of Assets and Liabilities
April 30, 2010
Assets
Investments at value — unaffiliated (cost — $3,942,276,400)	$3,942,276,400
Cash	1,433
Capital shares sold receivable	10,283,992
Interest receivable	764,203
Prepaid expenses	144,018
Total assets	3,953,470,046
Liabilities
Capital shares redeemed payable	17,966,527
Investment advisory fees payable	366,842
Other affiliates payable	26,447
Officer's and Trustees' fees payable	1,294
Other accrued expenses payable	704,365
Total liabilities	19,065,475
Net Assets	$3,934,404,571
Net Assets Consist of
Paid-in capital	$3,934,140,548
Undistributed net realized gain	264,023
Net Assets — $1.00 net asset value per share, 3,934,140,547 shares outstanding, unlimited number of shares authorized, $0.10 par value	$3,934,404,571

See Notes to Financial Statements.

8 READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Statement of Operations
Year Ended April 30, 2010
Investment Income
Interest	$ 20,624,980
Expenses
Investment advisory	16,908,030
Transfer agent	6,327,480
Distribution	5,496,423
Federal insurance	758,994
Accounting services	513,197
Registration	149,785
Printing	133,925
Professional	128,687
Custodian	118,990
Officer and Trustees	81,102
Miscellaneous	80,764
Total expenses	30,697,377
Less fees waived by advisor	(7,486,033)
Less distribution fees waived	(4,452,454)
Total expenses after fees waived	18,758,890
Net investment income	1,866,090
Realized Gain
Net realized gain from investments	159,810
Net Increase in Net Assets Resulting from Operations	$ 2,025,900

See Notes to Financial Statements.

READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Statements of Changes in Net Assets
		Period
	Year Ended	January 1, 2009	Year Ended
	April 30,	to April 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009	2008
Operations
Net investment income	$ 1,866,090	$ 9,425,529	$ 133,908,954
Net realized gain	159,810	218,620	243,147
Net increase in net assets resulting from operations	2,025,900	9,644,149	134,152,101
Dividends and Distributions to Shareholders From
Net investment income	(2,270,898)	(9,425,529)	(133,908,954)
Net realized gain	(21,987)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(2,292,885)	(9,425,529)	(133,908,954)
Capital Share Transactions
Net proceeds from sale of shares	4,297,016,778	1,976,215,968	8,018,171,070
Reinvestment of dividends and distributions	2,291,010	9,425,529	133,907,728
Cost of shares redeemed	(5,273,690,492)	(2,131,754,111)	(8,130,046,941)
Net increase (decrease) in net assets derived from capital share transactions	(974,382,704)	(146,112,614)	22,031,857
Net Assets
Total increase (decrease) in net assets	(974,649,689)	(145,893,994)	22,275,004
Beginning of period	$4,909,054,260	$5,054,948,254	$5,032,673,250
End of period	$3,934,404,571	$4,909,054,260	$5,054,948,254
Undistributed net investment income	—	$ 531,008	$ 74,342

See Notes to Financial Statements.

10 READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Financial Highlights
		Period
		January 1,
	Year Ended	2009
	April 30,	to April 30,		Year Ended December 31,
	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0005	0.0019	0.0258	0.0470	0.0432	0.0258
Net realized and unrealized gain (loss)	—	—	0.0000	0.0001	(0.0006)	(0.0000)
Net increase from investment operations	0.0005	0.0019	0.0258	0.0471	0.0426	0.0258
Dividends and distributions from:
Net investment income	(0.0005)	(0.0019)	(0.0258)	(0.0470)	(0.0432)	(0.0258)
Net realized gain	—	—	—	—	(0.0000)	(0.0000)
Total dividends and distributions	(0.0005)	(0.0019)	(0.0258)	(0.0470)	(0.0432)	(0.0258)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.05%	0.19%[2]	2.62%	4.81%	4.41%	2.61%
Ratios to Average Net Assets
Total expenses	0.68%	0.69%[3]	0.65%	0.65%	0.66%	0.66%
Total expenses after fees waived	0.41%	0.69%[3]	0.65%	0.65%	0.66%	0.66%
Net investment income	0.04%	0.57%[3]	2.57%	4.70%	4.34%	2.57%
Supplemental Data
Net assets, end of period (000)	$3,934,405	$4,909,054	$5,054,948	$5,032,673	$4,392,407	$3,983,769

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Ready Assets Prime Money Fund (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund’s financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund's policy is to fair value its financial instruments at market value. The Fund’s securities are valued under the amortized cost method which approximates current market value in accordance with
Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortiza-
tion of any discount or premium is recorded until the maturity of the security. The Fund seeks to maintain its net asset value per share at
$1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in repurchase agree-
ments, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities held as collateral subject to the agreement at no less than the repurchase price.
The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend date. The amount and tim-
ing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of lim-
itations on the Fund’s US federal tax returns remains open for each of the two years ended December 31, 2008, the period ended April 30,
2009 and the year ended April 30, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax posi-
tions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, Financial Accounting
Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effec-
tive for financial statements for fiscal years beginning after December
15, 2009, and interim periods within those fiscal years, except for dis-
closures about purchases, sales, issuances and settlements in the roll-
forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim peri-
ods within those fiscal years. The impact of this guidance on the Fund's financial statements and disclosures is currently being assessed.

Other: Expenses directly related to a Fund are charged to the Fund.
Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

12 READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Notes to Financial Statements (continued)

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Fund's investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the manage-
ment of the Fund’s portfolio and provides the necessary personnel, facil-
ities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at the following annual rates of the Fund’s average daily net assets:

Portion of average daily value of net assets:	Rate
Not exceeding $500 million	0.500%
In excess of $500 million but not exceeding $1 billion	0.400%
In excess of $1 billion but not exceeding $5 billion	0.350%
In excess of $5 billion but not exceeding $10 billion	0.325%
In excess of $10 billion but not exceeding $15 billion	0.300%
In excess of $15 billion but not exceeding $20 billion	0.275%
In excess of $20 billion	0.250%

The Manager has entered into a sub-advisory agreement with BlackRock
Institutional Management Corporation (“BIMC”), an affiliate of the
Manager. The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the
Fund to the Manager.

For the year ended April 30, 2010, the Fund reimbursed the Manager
$87,772 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has entered into a Distribution Agreement and Distribution
Plan with BlackRock Investments, LLC (”BRIL“), an affiliate of BlackRock.
Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at the annual rate of
0.125% based upon the average daily net assets of the Fund.

The Manager and BRIL voluntarily agreed to waive a portion of their respective advisory and service fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of net investment income. These amounts are reported in the Statements of
Operations as fees waived by advisor and distribution fees waived.
The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund's Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: US GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent difference as of
April 30, 2010 attributable to the reclassification of distributions was reclassified to the following accounts:

Undistributed net investment income	$ (126,200)
Accumulated net realized gain	$ 126,200

The tax character of distributions paid during the fiscal year ended
April 30, 2010, the period from January 1, 2009 to April 30, 2009 and the fiscal year ended December 31, 2008 was as follows:

Ordinary income:
4/30/2010	$ 2,270,898
1/1/09 – 4/30/09	9,425,529
12/31/2008	133,894,912
Long-term capital gains distributions:
4/30/2010	$21,987
1/1/09 – 4/30/09	—
12/31/2008	14,042
Total distributions:
4/30/2010	$ 2,292,885
1/1/09 – 4/30/09	9,425,529
12/31/2008	133,908,954

As of April 30, 2010, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$ 264,023
Total	$ 264,023
4. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The Fund manages counter-
party risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterpar-
ties. The extent of the Fund's exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Fund's Statement of Assets and Liabilities, less any collateral held by Fund.

READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Notes to Financial Statements (concluded)

5. Federal Insurance:

The Fund participated in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a
result of the Fund’s participation in the Program, in the event the Fund’s net asset value fell below $0.995 per share, shareholders in the Fund would have had federal insurance of $1.00 per share up to the lesser of a shareholder’s balance in the Fund as of the close of business on
September 19, 2008, or the amount held in the Fund by the share-
holder on the date the guarantee was triggered. Any increase in the number of shares in a shareholder’s account after the close of business on September 19, 2008 and any investments after a shareholder closed their account would not have been guaranteed. As a participant in the
Program, which expired September 18, 2009, the Fund paid a partici-
pation fee of 0.03% for the period December 19, 2008 through
September 18, 2009 of the Fund’s shares outstanding value as of
September 19, 2008. The participation fee for the period May 1,
2009 to September 18, 2009 is included in federal insurance in the
Statement of Operations.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

14 READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Ready Assets Prime Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Ready Assets Prime Money
Fund (the “Fund”) as of April 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, for the period January 1, 2009 to April
30, 2009, and for the year ended December 31, 2008, and the finan-
cial highlights for the year ended April 30, 2010, for the period January
1, 2009 to April 30, 2009, and for each of the four years in the period ended December 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our respon-
sibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of April 30,
2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Ready Assets Prime Money Fund as of April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for the year then ended, for the period January 1, 2009 to April 30, 2009, and for the year ended December 31, 2008, and the financial highlights for the year ended April 30, 2010, for the period January 1, 2009 to April
30, 2009, and for each of the four years in the period ended December
31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
June 28, 2010

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by Ready Assets Prime Money Fund for the taxable year ended April 30, 2010:

Federal Obligation Interest[1]	9.15%
Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-US Residents[2]	96.27%

Additionally, the Fund distributed long-term capital gains of $0.000004963 per share to shareholders of record on December 31, 2009.

1 The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

2 Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Officers and Trustees
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Fund	a Trustee[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Trustees[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	of New York at Albany since 2000.	104 Portfolios
New York, NY 10055	and Trustee
1940
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	Fox Chase Cancer Center since 2004; Member of the Archdiocesan	104 Portfolios
New York, NY 10055	and Trustee		Investment Committee of the Archdiocese of Philadelphia since
1941			2004; Director, The Committee of Seventy (civic) since 2006.
David O. Beim	Trustee	Since	Professor of Finance and Economics at the Columbia University	36 RICs consisting of	None
55 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	104 Portfolios
New York, NY 10055			Academy since 2002; Chairman, Wave Hill, Inc. (public garden and
1940			cultural center) from 1990 to 2006.
Dr. Matina Horner	Trustee	Since	Executive Vice President of Teachers Insurance and Annuity Associa-	36 RICs consisting of	NSTAR (electric
55 East 52nd Street		2007	tion and College Retirement Equities Fund from 1989 to 2003.	104 Portfolios	and gas utility)
New York, NY 10055
1939
Herbert I. London	Trustee and	Since	Professor Emeritus, New York University since 2005; John M. Olin	36 RICs consisting of	AIMS Worldwide,
55 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	104 Portfolios	Inc. (marketing)
New York, NY 10055	the Audit		and Professor thereof from 1980 to 2005; President, Hudson
1939	Committee		Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham
University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.
Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, Harvard	36 RICs consisting of	Newell Rubbermaid,
55 East 52nd Street		2007	Business School Publishing since 2005; Director, McLean Hospital	104 Portfolios	Inc. (manufacturing)
New York, NY 10055			since 2005.
1952
Joseph P. Platt, Jr.	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	36 RICs consisting of	Greenlight Capital
55 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	104 Portfolios	Re, Ltd (reinsurance
New York, NY 10055			insurance broker) since 1998; General Partner, Thorn Partner, LP		company); WQED
1947			(private investment) since 1998; Partner, Amarna Corporation, LLC		Multi-Media (public
			(private investment company) from 2002 to 2008.		broadcasting not-for-
profit)
Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	36 RICs consisting of	None
55 East 52nd Street		2007	financial consulting firm) since 1981.	104 Portfolios
New York, NY 10055
1945
Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments) since	36 RICs consisting of	A.P. Pharma, Inc.
55 East 52nd Street		2007	1999; Director, College Access Foundation of California	104 Portfolios	(specialty
New York, NY 10055			(philanthropic foundation) since 2009; Director, Forward		pharmaceuticals)
1938			Management, LLC since 2007; Director, The James Irvine
Foundation (philanthropic foundation) from 1998 to 2008.

READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Officers and Trustees (continued)
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Fund	a Trustee[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Trustees[1] (concluded)
Kenneth L. Urish	Chair of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	36 RICs consisting of	None
55 East 52nd Street	the Audit	2007	accountants and consultants) since 1976; Member of External	104 Portfolios
New York, NY 10055	Committee		Advisory Board, The Pennsylvania State University Accounting
1951	and Trustee		Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member, Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
from 2007 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007.
Frederick W. Winter	Trustee and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	36 RICs consisting of	None
55 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	104 Portfolios
New York, NY 10055	the Audit		from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Director, Tippman Sports (recreation) since 2005;
Director, Indotronix International (IT services) from 2004 to 2008.
[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.
[2] Date shown is the earliest date a person has served as a trustee for the Fund covered by this annual report. Following the combination of Merrill Lynch
Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain trustees as joining the Fund’s board in 2007, each trustee first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W.
Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999;
Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.
Interested Trustees[3]
Richard S. Davis	Trustee	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	169 RICs consisting of	None
55 East 52nd Street		2007	Officer, State Street Research & Management Company from 2000	298 Portfolios
New York, NY 10055			to 2005; Chairman of the Board of Trustees, State Street Research
1945			Mutual Funds from 2000 to 2005.
Henry Gabbay	Trustee	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director,	169 RICs consisting of	None
55 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer,	298 Portfolios
New York, NY 10055			BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock
1947			Funds and BlackRock Bond Allocation Target Shares from 2005 to
2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

3 Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Fund based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Officers and Trustees (concluded)
Position(s)
Name, Address	Held with	Length of
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
Anne Ackerley	President	Since	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to
55 East 52nd Street	and Chief	2009[2]	2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer
New York, NY 10055	Executive		of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000
1962	Officer		to 2006.
Richard Hoerner, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management
55 East 52nd Street	President	2009	Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
New York, NY 10055
1958
Jeffrey Holland, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating
55 East 52nd Street	President	2009	Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for
New York, NY 10055			BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from
1971			2003 to 2006.
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Simon Mendelson	Vice	Since	Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for
55 East 52nd Street	President	2009	BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group
New York, NY 10055			from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.
1964
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Christopher Stavrakos, CFA Vice		Since	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio
55 East 52nd Street	President	2009	Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the
New York, NY 10055			Securities Lending Group at Mellon Bank from 1999 to 2006.
1959
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch
55 East 52nd Street		2007	Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director
New York, NY 10055			of MLIM Fund Services Group from 2001 to 2006.
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Howard Surloff	Secretary	Since	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (US) of
55 East 52nd Street		2007	Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10055
1965
[1] Officers of the Fund serve at the pleasure of the Board.
2 Ms. Ackerley has been President and Chief Executive Officer since 2009 and was Vice President from 2007 to 2009.
Further information about the Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762 or by accessing www.blackrock.com/moneymarketreports.
Investment Advisor		Custodian	Accounting Agent	Distributor	Address of the Fund
BlackRock Advisors, LLC		The Bank of	State Street Bank	BlackRock Investments, LLC	100 Bellevue Parkway
Wilmington, DE 19809		New York Mellon	and Trust Company	New York, NY 10022	Wilmington, DE 19809
		New York, NY 10286	Princeton, NJ 08540
Sub-Advisor		Transfer Agent	Independent Registered	Legal Counsel
BlackRock Institutional		Financial Data	Public Accounting Firm	Sidley Austin LLP
Management Corporation		Services, Inc.	Deloitte & Touche LLP	New York, NY 10019
Wilmington, DE 19809		Jacksonville, FL 32246	Princeton, NJ 08540

18 READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are avail-
able on the Fund’s website (www.blackrock.com/moneymarketreports) or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the
Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 221-7210.

Availability of Quarterly Portfolio Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 221-7210.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 221-7210; (2) at
www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 221-7210 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

READY ASSETS PRIME MONEY FUND

APRIL 30, 2010

This report is transmitted to shareholders only. It is not author-
ized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the
Fund’s current prospectus. An investment in the Fund is not
insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per
share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions.
Past performance results shown in this report should not be
considered a representation of future performance. For current month-end performance, call (800) 221-7210. The Fund’s cur-
rent seven-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
Ready Assets Prime	$25,000	$33,400	$0	$0	$6,100	$6,100	$1,464	$733
Money Fund

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the

Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable
(g) Affiliates’ Aggregate Non-Audit Fees:
	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
Ready Assets Prime Money	$18,341	$414,333
Fund

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Ready Assets Prime Money Fund

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date: June 28, 2010